CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
General and administrative expenses	$ 2,603,313	$ 4,338,184
General and administrative expenses - related party	30,000	60,000
Franchise tax expense	49,315	141,586
Total operating expenses	(2,682,628)	(4,539,770)
Other income (expense)
Change in fair value of derivative warrant liabilities	(917,000)	(4,539,990)
Offering costs - derivative warrant liabilities	0	(827,601)
Income from investments held in Trust Account	13,408	128,612
Income before income tax	(3,586,220)	(9,778,749)
Income tax expense	0	0
Net loss	$ (3,586,220)	$ (9,778,749)
Class A Common Stock
Other income (expense)
Weighted average shares outstanding, basic and diluted	40,250,000	40,250,000
Basic and diluted net loss per common share	$ 0	$ 0
Class B Common Stock
Other income (expense)
Net loss	$ (3,586,220)	$ (9,778,749)
Weighted average shares outstanding, basic and diluted	10,062,500	10,011,740
Basic and diluted net loss per common share	$ (0.36)	$ (0.98)